Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Sep. 01, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable And Accrued Expenses

As of	2016	2015
Accounts payable	$1,186	$1,020
Property, plant, and equipment payables	1,649	577
Salaries, wages, and benefits	289	321
Related party payables	273	338
Customer advances	132	15
Income and other taxes	41	85
Other	309	255
	$3,879	$2,611